Loans Receivable And Allowance For Credit Losses (Allowance For Credit Losses) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 15,465,000	$ 14,892,000
Charge-offs	(6,435,000)	(3,487,000)
Recoveries	30,000
Provisions for credit losses	2,040,000	4,060,000
Ending Balance	11,100,000	15,465,000
Ratio of net charge-offs to average loans outstanding during the period	0.12%	0.07%
Ratio of net charge-offs during the period to average non-performing assets	16.49%	8.75%
ACL for loans collectively evaulated for impairment	11,100,000	11,710,000
ACL for loans individually evaulated for impairment	0	3,755,000
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	4,915,000	3,813,000
Charge-offs	(892,000)	(414,000)
Recoveries	16,000
Provisions for credit losses	2,035,000	1,516,000
Ending Balance	6,074,000	4,915,000
ACL for loans collectively evaulated for impairment	6,074,000	4,580,000
ACL for loans individually evaulated for impairment		335,000
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	9,901,000	10,425,000
Charge-offs	(5,186,000)	(2,928,000)
Recoveries	8,000
Provisions for credit losses	(270,000)	2,404,000
Ending Balance	4,453,000	9,901,000
ACL for loans collectively evaulated for impairment	4,453,000	6,621,000
ACL for loans individually evaulated for impairment		3,280,000
One-To Four-Family Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	14,816,000	14,238,000
Charge-offs	(6,078,000)	(3,342,000)
Recoveries	24,000
Provisions for credit losses	1,765,000	3,920,000
Ending Balance	10,527,000	14,816,000
ACL for loans collectively evaulated for impairment	10,527,000	11,201,000
ACL for loans individually evaulated for impairment		3,615,000
Multi-Family And Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	254,000	275,000
Recoveries
Provisions for credit losses	(35,000)	(21,000)
Ending Balance	219,000	254,000
ACL for loans collectively evaulated for impairment	219,000	254,000
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	395,000	379,000
Charge-offs	(357,000)	(145,000)
Recoveries	6,000
Provisions for credit losses	310,000	161,000
Ending Balance	354,000	395,000
ACL for loans collectively evaulated for impairment	354,000	255,000
ACL for loans individually evaulated for impairment		$ 140,000